FINANCIAL RISK FACTORS	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK FACTORS
FINANCIAL RISK FACTORS

4.FINANCIAL RISK FACTORS

The Group’s activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The Group’s overall risk management programme seeks to minimise potential adverse effects on the Group’s financial performance. Risk management is undertaken by the Board of Directors.

Market Risk

The Group is dependent on the state of the cryptocurrency market, sentiments of crypto assets as a whole, as well as general economic conditions and their effect on exchange rates, interest rates and inflation rates. During the year the Group sold its digital assets held at 31 December 2022 at a loss. The Group now sells its Bitcoin production as it is mined to reduce the impact of Bitcoin prices.

The Group is also subject to market fluctuations in foreign exchange rates. The subsidiary (Argo Innovation Labs Inc.) is based in Canada, and transacts in CAD$, USD$ and GBP. 9377-2556 Quebec Inc. and 9366-5230 Quebec Inc. are based in Canada and transact in CAD. Argo Innovations Facilities (US) Inc., Argo Holdings US Inc. and Argo Operating US LLC are located in the United States of America and transacts in USD. The Group bond is denominated in USD. Cryptocurrency is primarily convertible into fiat through USD currency pairs and through USD denominated stable coins and is the primary method for the Group for conversion into cash. The Group maintains bank accounts in all applicable currency denominations.

Foreign currency sensitivity

The following tables demonstrate the sensitivity to a reasonable possible change in GBP and CAD exchange rates, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the fair value of monetary assets and liabilities.

Effect on profit
	Change in GBP	before tax
	rate	$’000
2023	+/-10%	+/-74

2022	+/-10%	+/-77

		Effect on profit	Effect on pre-
	Change in CAD	before tax	tax equity
	rate	$’000	$’000
2023	+/-10%	+/-274	—

2022	+/-10%	+/-1,384	+/-3,208

Interest rate sensitivity

The following table demonstrates the sensitivity to a reasonable possible change in interest rates on the portion of the loans and borrowings affected. With other variables held constant, the impact on the Group’s profit before tax is affected through the impact on floating rate borrowings, as follows.

Effect on
	Increase/decrease	profit before tax
	in basis points	$’000
2023	+/-180	+/-464

2022	+/-180	+/-665

Credit risk

Credit risk arises from cash and cash equivalents as well as any outstanding receivables. Management does not expect any losses from non-performance of these receivables. The amount of exposure to any individual counter party is subject to a limit, which is assessed by the Board.

The Group considers the credit risk on cash and cash equivalents to be limited because the counterparties are banks with high credit ratings assigned by international credit rating agencies.

The carrying amount of financial assets recorded in the financial statements represents the Group’s and Company’s maximum exposure to credit risk. The Group and Company do not hold any collateral or other credit enhancements to cover this credit risk.

Liquidity risk

Liquidity risk arises from the Group’s management of working capital. It is the risk that the Group will encounter difficulty in meeting its financial obligations as they fall due.

Management updates cashflow projections on a regular basis and closely monitors the cryptocurrency market on a daily basis. Accordingly, the Group’s controls over expenditure are carefully managed, in order to maintain its cash reserves. The Treasury committee meets on a weekly basis to make decisions around future cashflows and working capital requirements. Decisions may include considering debt/equity options alongside selling Bitcoin.

The table below analyses the Group’s non-derivative financial liabilities and net-settled derivative financial liabilities into relevant maturity groupings, based on the remaining period at the Statement of Financial Position to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows. The amounts disclosed in the table are the contractual undiscounted cash flows.

The Group complied with all covenants during the year and through to the reporting date.

	Less than 1	Between 1	Between 2
	year	and 2 years	and 5 years	Over 5 years
At 31 December 2023
Loans	14,320	9,830	197	—
Issued debt - bonds	—	—	38,170	—
At December 2022
Loans	11,605	13,643	12,273	—
Lease liabilities	5	5	15	511
Issued debt - bonds	—	—	37,810	—

Capital risk management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure.